Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Qualified Retirement Plan [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 1,044,817	$ 1,060,240
Service cost	22,833	25,123	$ 21,360
Interest cost	46,027	44,229	43,440
Actuarial loss (gain)	8,550	(44,553)
Benefits paid	(73,874)	(40,222)
Benefit obligation at end of year (PBO/PBO/APBO)	1,048,353	1,044,817	1,060,240
Change in plan assets
Market value of plan assets, beginning balance	736,880	754,796
Actual return on plan assets	39,956	(13,694)
Employer contributions	36,000	36,000
Benefits paid	(73,874)	(40,222)
Market value of plan assets, ending balance	738,962	736,880	754,796
Funded status at year end	$ (309,391)	$ (307,937)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
SERP [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 42,720	$ 41,176
Service cost	331	320	292
Interest cost	1,859	1,695	1,745
Actuarial loss (gain)	1,347	2,322
Benefits paid	(2,946)	(2,793)
Benefit obligation at end of year (PBO/PBO/APBO)	43,311	42,720	41,176
Change in plan assets
Market value of plan assets, beginning balance	0	0
Actual return on plan assets	0	0
Employer contributions	2,946	2,793
Benefits paid	(2,946)	(2,793)
Market value of plan assets, ending balance	0	0	0
Funded status at year end	$ (43,311)	$ (42,720)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
PBOP [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 72,632	$ 72,202
Service cost	1,499	1,641	1,101
Interest cost	3,180	2,999	2,829
Actuarial loss (gain)	(2,060)	(3,251)
Benefits paid	(1,386)	(959)
Benefit obligation at end of year (PBO/PBO/APBO)	73,865	72,632	72,202
Change in plan assets
Market value of plan assets, beginning balance	43,584	44,892
Actual return on plan assets	4,818	(1,034)
Employer contributions	0	0
Benefits paid	(289)	(274)
Market value of plan assets, ending balance	48,113	43,584	$ 44,892
Funded status at year end	$ (25,752)	$ (29,048)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%